Loans and advances to customers (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 761,314	€ 727,733
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	767,329	733,627
Loans and advances to customers | Provisions
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	(6,015)	(5,894)
Loans and advances to public authorities | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	25,193	23,034
Residential mortgages | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	390,516	375,097
Other personal lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	41,059	39,723
Corporate Lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 310,561	€ 295,773